                                                      SECURITY
                                                        FUNDS
--------------------------------------------------------------------------------
                                                      ANNUAL REPORT

                                                      SEPTEMBER 30, 2001

                                                      - SECURITY CAPITAL
                                                        PRESERVATION FUND



























                              [SECURITY        SECURITY DISTRIBUTORS, INC.
                               DISTRIBUTORS,   A MEMBER OF THE SECURITY BENEFIT
                               INC. LOGO]      GROUP OF COMPANIES

PRESIDENT'S LETTER
--------------------------------------------------------------------------------
NOVEMBER 15, 2001

SECURITY
 FUNDS

TO OUR SHAREHOLDERS:

In periods of market volatility such as we have seen in recent months, the Security Capital Preservation Fund proves its worth as a part of its investors' tax-deferred plans. Security Management Company, LLC is among the first to provide this type of portfolio, which is a unique instrument having the objective of seeking returns greater than those of money market funds while maintaining a stable net asset value.(1) Its attractiveness to investors is reflected in the rapid growth of assets in the Fund, exceeding $200 million since its inception in May, 1999.

This type of fund holds a unique spot in the fixed income world, seeking to maintain a stable share price while at the same time seeking to provide current income returns closer to that of intermediate maturity bond funds. At the Security Funds, we believe strongly in the importance of asset allocation as a way of reducing risk when markets are extremely volatile. Risk management is particularly important in tax deferred accounts, which generally are established to meet an investor's long-term investment needs, and a fund that seeks to maintain a stable value can be a vital element in an overall asset allocation plan. The recent downturn in the equity markets has underscored the value of investing in the Capital Preservation Fund.

Eric Kirsch, John Axtell, and Louis D'Arienzo, portfolio managers of the PreservationPlus Income Portfolio, the underlying investment of the Capital Preservation Fund, provide a performance review in the letter accompanying this report. We appreciate the opportunity to help you achieve your investment goals with this and our other funds, and we welcome your questions and comments at any time.

Sincerely,

/s/ JAMES R. SCHMANK

James R. Schmank, President
The Security Funds

(1)The Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.


--------------------------------------------------------------------------------
                                       1

MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
NOVEMBER 15, 2001

SECURITY
 FUNDS

TO OUR SHAREHOLDERS:

The Capital Preservation Fund is part of a "master-feeder" arrangement in which the Fund invests all of its assets in a mutual fund advised by Deutsche Asset Management, Inc. (DeAM). The Fund seeks to provide a high level of current income while maintaining a constant share price.(1) The Fund is offered to tax sheltered annuity custodial accounts, traditional Individual Retirement Accounts
(IRAs), Roth IRAs, education IRAs, simplified employee pension IRAs, savings incentive match plans for employees (SIMPLE IRAs), Keogh plans, and other qualified retirement plans. For the twelve months ended September 30, 2001, the Capital Preservation Fund generated a total return of +6.15%.(2)

NATURE OF PORTFOLIO ASSETS

The Fund invests primarily in fixed income securities that, at the time of purchase, are in one of the top four long-term rating categories by Standard & Poor's, Moody's Investor Services, Inc., Duff & Phelps Credit Rating Company, another nationally recognized statistical rating organization (NRSRO), or, if unrated, are determined by the portfolio management team to be of comparable quality. The Fund targets an average portfolio duration of 2.5 to 4.5 years. The diversification and maturity structure of the Fund's fixed income portfolio is managed to pursue competitive yields within the parameters of the Fund's overall investment philosophy.

PERFORMANCE OF FIXED INCOME MARKETS

During the past year the U.S. economic downturn contributed considerably to strong overall performance in the U.S. fixed income markets. Throughout this period, as the economic slowdown accelerated, equity markets grew more volatile and corporate credit quality began to deteriorate. This subsequently resulted in a renewed flight to quality into the U.S. Treasury market.

Since the beginning of 2001, the Federal Reserve Bank lowered their target federal funds rate on 8 separate occasions for a total of 350 basis points to 3%. The Fed also went to great lengths, particularly after the September 11 terrorist attack, to ensure that ample liquidity was provided to the global capital markets. These interest rate cuts were very favorable for fixed income instruments, particularly in the short and intermediate maturities of the fixed income spectrum.

PORTFOLIO CHARACTERISTICS AT FISCAL YEAR END

As of September 30, 2001, the portfolio's duration stood at 3.11 years. Assets were allocated 49.0% to corporate bonds, 28.7% to mortgage-backed securities, 10.0% to asset-backed securities, 3.9% to U.S. Treasury and Federal agency securities, 12.8% to cash equivalents, and -4.4% to the wrapper agreements which are intended to stabilize the Fund's net asset value. To date we have negotiated three wrapper agreements, each with a highly rated financial institution, and each representing approximately one-third of the fixed income securities in the portfolio covered by such agreements.

During late September, the portfolio management team decided to gain exposure to the U.S. high yield bond market sector with an initial allocation to the Deutsche High Yield Bond Fund of 4.4% (included in the 49.0% allocation to corporate bonds noted above). This allowed us to obtain exposure to this sector at a time when high yield spreads offered very attractive relative value. The average credit quality rating of the fixed income investments in the portfolio continues to be AA, as measured using the Standard & Poor's credit rating scale.

PORTFOLIO MANAGERS' OUTLOOK

In the aftermath of the events of September 11, the Federal Reserve has shifted back into an aggressive easing mode aimed at cushioning the adverse impact of uncertainty on economic activity. We expect that the

--------------------------------------------------------------------------------

MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
NOVEMBER 15, 2001

SECURITY
 FUNDS


Fed is likely to maintain very low rates until there is concrete evidence that the uncertainty is lifting and the economy is on a self-sustained recovery path. Furthermore, we anticipate that the fixed income markets will continue their already strong performance well into 2002, that short-term rates will remain extremely low, and that the yield curve will thus continue to have an extremely steep slope. In the interim, we will maintain our long-term perspectives for the Capital Preservation Fund, managing it diligently and in accordance to investment objectives, as we aim to provide a high level of current income while seeking to maintain a stable value per share.

Sincerely,

Eric Kirsch
Portfolio Manager

(1) The Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.
(2) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.
(3) Information about the allocation of investments among various sectors pertains to the PreservationPlus Income Portfolio, the underlying investment of the Security Capital Preservation Fund.

--------------------------------------------------------------------------------

MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
NOVEMBER 15, 2001

SECURITY
 FUNDS


-------------------------------------------------PERFORMANCE--------------------

                         AVERAGE ANNUAL RETURNS
                        AS OF SEPTEMBER 30, 2001

                                  1 YEAR        SINCE INCEPTION
                                  ------        ---------------
A Shares                           6.15%        6.25% (05/03/99)
A Shares with sales charge         2.46%        4.70% (05/03/99)
B Shares                           5.68%        5.74% (05/03/99)
B Shares with CDSC                 0.68%        4.58% (05/30/99)
C Shares                           5.93%        6.00% (05/03/99)
C Shares with CDSC                 4.93%        6.00% (05/03/99)
S Shares                            NA          2.79% (02/01/01)
S Shares with CDSC                  NA         -3.21% (02/01/01)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares, 1% for Class C shares and 6% for Class S shares, as applicable, except where noted. For Class S shares, the returns have been calculated from February 1, 2001 (date of inception) to September 30, 2001 and are not annualized. Such figures would be lower if the maximum sales charge was deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                     SECURITY CAPITAL PRESERVATION FUND VS.
                     LEHMAN 1-3 YR. GOVERNMENT/CREDIT INDEX

                                    [A CHART]


                                              CAPITAL PRESERVATION FUND

        DATE           INVESTMENT    CHARGES   DIVIDEND    PRICE   # OF SHARES      BALANCE     PRICE       VALUE
--------------------   ----------    -------   --------    -----   -----------    ----------    -----     ---------
INCEPTION   5/3/1999     10,000        350                           965.0000       965.0000    10.00      9,650.00
          06/30/1999                             37.84     10.00       3.7841       972.1376    10.00      9,721.38
          09/30/1999                             49.86     10.00       4.9862       986.6136    10.00      9,866.14
          12/31/1999                             52.37     10.00       5.2372     1,002.0026    10.00     10,020.03
          03/31/2000                             57.12     10.00       5.7121     1,017.9353    10.00     10,179.35
          06/30/2000                             58.78     10.00       5.8780     1,035.1122    10.00     10,351.12
          09/30/2000                             58.38     10.00       5.8384     1,052.2177    10.00     10,522.18
          12/31/2000                             56.47     10.00       5.6472     1,068.5796    10.00     10,685.80
          03/31/2001                             58.47     10.00       5.8475     1,084.5878    10.00     10,845.88
          06/30/2001                             55.41     10.00       5.5411     1,101.1365    10.00     11,011.36
          09/30/2001                             45.70     10.00       4.5704     1,116.9703    10.00     11,169.70
                                                                                                          =========

             LEHMAN 1-3 YR. GOVERNMENT/CREDIT INDEX

        DATE           INVESTMENT     VALUE      PERCENT RETURN
--------------------   ----------   ---------    --------------
INCEPTION   5/3/1999     10,000     10,000.00
          06/30/1999                10,021.98         0.30%
          09/30/1999                10,144.69         0.67%
          12/31/1999                10,207.71         0.10%
          03/31/2000                10,336.72         0.57%
          06/30/2000                10,507.98         1.10%
          09/30/2000                10,750.45         0.82%
          12/31/2000                11,031.13         1.21%
          03/31/2001                11,358.47         0.81%
          06/30/2001                11,509.04         0.38%
          09/30/2001                11,908.12         1.49%
                                    =========

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.


                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Security Capital Preservation Fund on May 3, 1999, and reflects deduction of the 3.50% sales load. On September 30, 2001, the value of your investment in Class A shares of the Fund (with dividends reinvested) would have grown to $11,169. By comparison, the same $10,000 investment would have been $11,908, based on the Lehman 1-3 yr. Government/Credit Index's performance.

--------------------------------------------------------------------------------

SECURITY CAPITAL PRESERVATION FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
SEPTEMBER 30, 2001

ASSETS
  Investment in PreservationPlus Income Portfolio,
    at value .................................................    $ 217,492,395
  Fund shares sold ...........................................          679,103
  Prepaid expenses ...........................................           36,206
                                                                  -------------
    Total assets .............................................      218,207,704
                                                                  -------------
LIABILITIES
  Dividends payable ..........................................           14,222
  Fund shares redeemed .......................................        1,027,993
  Accrued expenses and other liabilities .....................          149,320
                                                                  -------------
    Total liabilities ........................................        1,191,535
                                                                  -------------
  Net assets .................................................    $ 216,623,239
                                                                  =============

NET ASSETS CONSIST OF:
  Paid-in capital ............................................    $ 216,623,239
  Accumulated net realized loss from investments,
    futures contracts, foreign currency
    and forward foreign currency transactions ................         (808,144)
  Net unrealized appreciation on investments,
    futures contracts, foreign currency
    and forward foreign currency contracts ...................       12,039,436
  Unrealized depreciation on wrapper
    agreements ...............................................      (10,838,362)
                                                                  -------------
     Total net assets ........................................    $ 217,016,169
                                                                  =============
CLASS "A" SHARES
  Capital shares outstanding .................................       20,811,672
  Net assets .................................................    $ 208,116,706
  Net asset value per share ..................................    $       10.00
                                                                  =============

  Offering price per share (net asset value
    divided by 96.5%) ........................................    $       10.36
                                                                  =============

CLASS "B" SHARES
  Capital shares outstanding .................................          303,261
  Net assets .................................................    $   3,032,618
  Net asset value per share ..................................    $       10.00
                                                                  =============

CLASS "C" SHARES
  Capital shares outstanding .................................          576,173
  Net assets .................................................    $   5,761,715
  Net asset value per share ..................................    $       10.00
                                                                  =============

CLASS "S" SHARES
  Capital shares outstanding .................................           10,513
  Net assets .................................................    $     105,130
  Net asset value per share ..................................    $       10.00
                                                                  =============


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       5

SECURITY CAPITAL PRESERVATION FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 2001

INVESTMENT INCOME:
  Income, net of expenses allocated
    from PreservationPlus Income Portfolio ....................     $12,972,234
                                                                   ------------
EXPENSES:
  Administration and management services fees .................         585,346
  12b-1 distribution fees .....................................         523,294
  Registration fees ...........................................          24,832
  Reports to shareholders .....................................           6,181
  Transfer agent fees .........................................          46,123
  Custodian fees ..............................................          18,099
  Trustee fees ................................................          11,758
  Other fees ..................................................          14,537
                                                                   ------------
    Total expenses ............................................       1,230,170
    Less: management service fees waived ......................        (403,448)
                                                                   ------------
     Net expenses .............................................         826,722
                                                                   ------------
     Net investment income ....................................     (12,145,512)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)ON
 INVESTMENTS AND WRAPPER AGREEMENTS:
  Net realized gain/(loss) from:
    Investment transactions ...................................         796,897
    Foreign currency transactions .............................         594,742
    Forward foreign currency transactions .....................        (399,244)
    Futures transactions ......................................      (2,216,254)
                                                                   ------------
  Net realized loss ...........................................      (1,223,859)
                                                                   ------------


  Net change in unrealized appreciation/depreciation on:
    Investments, foreign currency, forward
    foreign currency contracts and
    futures contracts .........................................       9,797,175
    Wrapper agreements ........................................      (8,573,316)
                                                                   ------------
  Net unrealized gain .........................................       1,223,859
                                                                   ------------

  Net realized and unrealized gain (loss) on
    investments, futures, foreign currencies, forward
    foreign currency contracts and
    wrapper agreements ........................................            --
                                                                   ------------
  Net increase in net assets from operations ..................     $12,145,512
                                                                   ============


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       6

SECURITY CAPITAL PRESERVATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                                                   SEPTEMBER 30, 2001         SEPTEMBER 30, 2000
                                                                   ------------------         ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ........................................     $  12,145,512             $   7,225,123
  Net realized gain (loss) from investments,
    futures, foreign currency and
    forward foreign currency transactions ......................        (1,223,859)                   55,435
  Net change in unrealized appreciation/depreciation on
    investments, foreign currency, forward foreign
    currency contracts and futures contracts ...................         9,797,175                 2,572,170
  Net change in unrealized appreciation/depreciation on
    wrapper agreements .........................................        (8,573,316)               (2,627,605)
                                                                     -------------             -------------
    Net increase in net assets resulting
     from operations ...........................................        12,145,512                 7,225,123
                                                                     -------------             -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ....................................................       (11,838,909)               (7,162,049)
    Class B ....................................................           (84,913)                  (30,550)
    Class C ....................................................          (221,036)                  (32,524)
    Class S ....................................................              (654)                     --
                                                                     -------------             -------------
     Total distributions to shareholders .......................       (12,145,512)               (7,225,123)
                                                                     -------------             -------------
CAPITAL TRANSACTIONS IN SHARES
 OF BENEFICIAL INTEREST:
  Proceeds from sale of shares
    Class A ....................................................        89,370,940               187,459,860
    Class B ....................................................         2,531,792                   456,680
    Class C ....................................................         8,865,116                 1,634,311
    Class S ....................................................           106,479                      --
  Dividends reinvested
    Class A ....................................................        11,756,698                 7,300,934
    Class B ....................................................            83,856                    35,126
    Class C ....................................................           205,926                    26,519
    Class S ....................................................               651                      --
  Cost of shares redeemed
    Class A ....................................................       (91,245,904)              (21,786,532)
    Class B ....................................................          (373,563)                  (25,083)
    Class C ....................................................        (5,006,244)                 (157,943)
    Class S ....................................................            (2,000)                     --
                                                                     -------------             -------------
  Net increase in net assets from capital
    transactions in shares of beneficial interest ..............        16,293,747               174,943,872
                                                                     -------------             -------------
  Net increase in net assets ...................................        16,293,747               174,943,872

NET ASSETS:
  Beginning of period ..........................................       200,722,422                25,778,550
                                                                     -------------             -------------
  End of period ................................................     $ 217,016,169             $ 200,722,422
                                                                     =============             =============

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       7

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)

                                                                      FISCAL PERIOD ENDED
                                                           -----------------------------------------
                                                           9-30-01         9-30-00       9-30-99 (a)
                                                           -------         -------       -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................  $  10.00        $  10.00        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................      0.60            0.65            0.22
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................     (0.60)          (0.65)          (0.22)
                                                          --------        --------        --------
NET ASSET VALUE END OF PERIOD ..........................  $  10.00        $  10.00        $  10.00
                                                          ========        ========        ========
TOTAL INVESTMENT RETURN (b) ............................      6.15%           6.65%           2.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...................  $208,117        $198,235        $ 25,261
Ratio of Net Investment Income
 to Average Net Assets .................................      6.00%           6.51%           6.16%
Ratio of Expenses to Average Net Assets (c) ............      1.20%           1.00%           1.26%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ....................................      1.61%           1.64%           2.18%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)

                                                                      FISCAL PERIOD ENDED
                                                           -----------------------------------------
                                                           9-30-01         9-30-00       9-30-99 (a)
                                                           -------         -------       -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................   $  10.00        $  10.00        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................       0.55            0.60            0.20
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................      (0.55)          (0.60)          (0.20)
                                                           --------        --------        --------
NET ASSET VALUE END OF PERIOD ..........................   $  10.00        $  10.00        $  10.00
                                                           ========        ========        ========
TOTAL INVESTMENT RETURN (b) ............................       5.68%           6.12%           2.03%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...................   $  3,033        $    790        $    324
Ratio of Net Investment Income
 to Average Net Assets .................................       5.44%           6.01%           5.27%
Ratio of Expenses to Average Net Assets (c) ............       1.63%           1.50%           1.89%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ....................................       2.04%           2.14%           2.81%

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)

                                                                      FISCAL PERIOD ENDED
                                                           -----------------------------------------
                                                           9-30-01         9-30-00       9-30-99 (a)
                                                           -------         -------       -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................  $ 10.00         $  10.00       $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................     0.58             0.62            0.21
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................     (0.58)          (0.62)          (0.21)
                                                          --------        --------        --------
NET ASSET VALUE END OF PERIOD ..........................   $ 10.00        $  10.00        $  10.00
                                                          ========        ========        ========
TOTAL INVESTMENT RETURN (b) ............................      5.93%           6.39%           2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...................   $ 5,762        $  1,697        $    194
Ratio of Net Investment Income
 to Average Net Assets .................................      5.72%           6.26%           5.51%
Ratio of Expenses to Average Net Assets (c) ............      1.41%           1.25%           1.64%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ....................................      1.82%           1.89%           2.56%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD SECURITY CAPITAL PRESERVATION FUND (CLASS S SHARES)

                                                          FISCAL PERIOD ENDED
                                                          -------------------
                                                              9-30-01 (d)
                                                              -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................           0.28
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................          (0.28)
                                                                 ------
NET ASSET VALUE END OF PERIOD ..........................         $10.00
                                                                 ======
TOTAL INVESTMENT RETURN (b) ............................           2.79%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...................         $  105
Ratio of Net Investment Income
 to Average Net Assets .................................           5.02%
Ratio of Expenses to Average Net Assets (c) ............           1.77%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ....................................           2.18%

(a)Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.
(b)Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B, C and S shares.
(c)Ratio of expenses to average net assets include expenses of the PreservationPlus Income Portfolio.
(d)Class "S" shares were initially offered for sale on February 1, 2001. Class "S" shares were initially capitalized on March 20, 2001. Percentage amounts for the period, except total return, have been annualized for the period March 20, 2001 through September 30, 2001.

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       9

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION

  Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment Company Act of 1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers four classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans. The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B, C and S shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares, redemptions within 1 year of acquisition for Class C shares and redemptions within 7 years of acquisition for Class S shares incur a contingent deferred sales charge.

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 2001, the Fund's investment was approximately 95.9% of the Portfolio.

  The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES, SECURITY TRANSACTIONS AND
RELATED INVESTMENT INCOME

  Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

  Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. DISTRIBUTIONS

  It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

  At September 30, 2001, Security Capital Preservation Fund has a capital loss carryforward of $385,171 (expires in 2009).

E. OTHER

  Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

  The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.

  Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.

  Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly. SMC waived its management fee for the fiscal year ended September 30, 2001.

  Deutsche Asset Management, Inc. has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2010, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

  The Fund has adopted Distribution Plans related to the offering of Class A, B, C and S shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares, 0.50% of the average daily net assets of Class C shares and 1.00% of the average daily net assets of Class S shares.

  Security Distributors, Inc. (SDI), is national distributor for the Income Fund. For the year ended September 30, 2001, SDI received net underwriting commissions on sales of Class A shares and contingent deferred sales charges
(CDSC) on redemptions of Class B, Class C and Class S shares, after allowances to brokers and dealers in the amounts presented in the following table:

             SDI Underwriting     (Class A)        $328
             SDI CDSC             (Class B)        $364
             SDI CDSC             (Class C)      $1,127
             Broker/Dealer        (Class A)     $19,891
             Broker/Dealer        (Class B)     $44,471
             Broker/Dealer        (Class C)     $10,471
             Broker/Dealer        (Class S)      $1,356

Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Year Ended September 30, 2001

               Shares          Shares          Shares      Increase (Decrease)
                Sold         Reinvested       Redeemed           Shares
             -------------------------------------------------------------------
Class A       8,937,095       1,175,670      (9,124,590)         988,175
Class B         253,180           8,385         (37,357)         224,208
Class C         886,512          20,594        (500,625)         406,481
Class S(1)       10,648              65            (200)          10,513

Year Ended September 30, 2000

               Shares          Shares          Shares      Increase (Decrease)
                Sold         Reinvested       Redeemed           Shares
             -------------------------------------------------------------------
Class A      18,745,986         730,093      (2,178,653)      17,297,426
Class B          45,668           3,513          (2,509)          46,672
Class C         163,431           2,652         (15,794)         150,289

(1) Class S shares are for the period March 20, 2001 to September 30, 2001.

NOTE 4 - TAX INFORMATION (UNAUDITED)

The amounts shown below may differ from those shown elsewhere in this report because of differences between tax and financial reporting requirements. The Fund's distributions to shareholders for the year ended September 30, 2001 include $64,123 from long-term capital gains.

--------------------------------------------------------------------------------
                                       11

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Security Income Fund - Security Capital Preservation Fund

We have audited the accompanying statement of assets and liabilities of Security Capital Preservation Fund (the "Fund") as of September 30, 2001, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Security Capital Preservation Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
October 26, 2001

--------------------------------------------------------------------------------
                                       12

                       PRESERVATIONPLUS INCOME PORTFOLIO
                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001

               The following pages should be read in conjunction
                     with the Fund's financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2001

PRESERVATIONPLUS INCOME PORTFOLIO

INVESTMENTS IN
UNAFFILIATED ISSUERS                                    PRINCIPAL       MARKET
ASSET-BACKED SECURITIES                                  AMOUNT         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 11.15%
California Infrastructure PG&E,
  6.42%, 9/25/08 .............................         $ 2,000,000   $ 2,131,368
  6.38%, 9/25/08 .............................           1,000,000     1,054,711
Chase Funding Mortgage Loan,
  7.674%, 10/25/19 ...........................           3,000,000     3,197,405
Chemical Credit Card Master Trust 1,
  7.09%, 2/15/09 .............................           3,000,000     3,301,576
Copelco Capital Funding Corp.,
  7.12%, 8/18/03 .............................           3,000,000     3,088,135
First USA Credit Card Master Trust,
  6.16%, 4/18/11 .............................           1,000,000     1,004,060
MBNA Credit Card Master Note Trust,
  6.55%, 12/15/08 ............................           1,000,000     1,041,090
MMCA Automobile Trust,
  5.75%, 6/15/07 .............................             400,000       410,070
Prime Credit Card Master Trust,
  6.70%, 10/15/09 ............................           1,000,000     1,074,139
Providian Master Trust,
  7.49%, 8/17/09 .............................           2,500,000     2,743,548
Residential Funding Mortgage
  Securities I, 8.00%, 5/25/13 ...............           3,000,000     3,112,913
Residential Funding Mortgage
  Securities II, 6.40%, 1/25/16 ..............           1,000,000     1,037,979
Sears Credit Account Master Trust,
  5.65%, 3/17/09 .............................           2,000,000     2,085,781
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $23,806,124) ..............................................   25,282,775
                                                                     -----------

CORPORATE DEBT - 43.92%
-----------------------

FINANCIALS - 20.87%
Abbey National PLC,
  6.69%, 10/17/05 ..................................     1,000,000     1,055,292
ABN Amro Bank, NV,
  7.25%, 5/31/05 ...................................     1,000,000     1,084,017
Allstate Corp.,
  7.20%, 12/1/09 ...................................     1,000,000     1,064,354
American Express,
  6.875%, 11/1/05 ..................................     1,000,000     1,057,171
American General Finance,
  5.875%, 12/15/05 .................................     1,440,000     1,487,202
Aristar, Inc.,
  6.00%, 5/15/02 ...................................     1,600,000     1,623,627
Associates Corp.,
  8.55%, 7/15/09 ...................................     1,500,000     1,713,129
AT&T Corp.,
  6.50%, 3/15/29 ...................................     1,000,000       872,571
Avco Financial Services,
  6.00%, 8/15/02 ...................................       425,000       435,359
Bank of America Corp.,
  5.875%, 2/15/09 ..................................     1,000,000     1,000,779
Bank of Tokyo - Mitsubishi,
  8.40%, 4/15/10 ...................................     1,000,000     1,107,248
BankBoston,
  6.50%, 12/19/07 ..................................     1,000,000     1,037,413
Bear Stearns Co., Inc.,
  7.625%, 2/1/05 ...................................     1,000,000     1,082,336
Bombardier Capital, Inc.,
  7.30%, 12/15/02 ..................................     1,000,000     1,040,391
Citifinancial,
  6.50%, 8/1/04 ....................................     1,000,000     1,061,837
Citigroup, Inc.,
  7.25%, 10/1/10 ...................................       500,000       544,225
CNA Financial,
  6.45%, 1/15/08 ...................................     1,000,000       953,802
Deutsche Telekom International Finance,
  7.75%, 6/15/05 ...................................     1,000,000     1,068,045
Everest Reins Holding Co.,
  8.75%, 3/15/10 ...................................     1,000,000     1,111,364
Ford Motor Credit Corp.,
  5.01%, 3/15/06 ...................................       570,000       580,895
  7.375%, 10/28/09 .................................     1,000,000     1,019,851
General Electric Capital Corp.,
  6.75%, 9/11/03 ...................................     1,000,000     1,060,771
  7.50%, 5/15/05 ...................................       500,000       551,192
  6.875%, 11/15/10 .................................       800,000       862,511
General Motors Acceptance Corp.,
  7.75%, 1/19/10 ...................................     2,000,000     2,090,246
Goldman Sachs Group, Inc.,
  6.875%, 1/15/11 ..................................     1,000,000     1,030,333
Heller Financial, Inc.,
  7.875%, 5/15/03 ..................................     1,000,000     1,067,836
Household Finance Corp.,
  6.50%, 11/15/08 ..................................     1,000,000     1,030,117
J.P. Morgan & Co., Inc.,
  6.00%, 1/15/09 ...................................     1,000,000     1,009,767
Lehman Brothers Holdings,
  6.625%, 12/27/02 .................................       950,000       984,627
  8.25%, 6/15/07 ...................................       775,000       859,255
Merrill Lynch & Co.,
  6.64%, 9/19/02 ...................................     1,000,000     1,034,533
Morgan Stanley Dean Witter,
  7.00%, 10/1/13 ...................................     1,600,000     1,633,963
  6.39%, 7/15/33 ...................................     3,000,000     3,132,043
Paine Webber Group, Inc.,
  6.375%, 5/15/04 ..................................     1,000,000     1,058,958
Santander Finance Issuance,
  6.80%, 7/15/05 ...................................     1,500,000     1,582,335

                            See accompanying notes.

--------------------------------------------------------------------------------
                                       14

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2001

PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                                      PRINCIPAL        MARKET
CORPORATE DEBT (CONTINUED)                              AMOUNT         VALUE
--------------------------------------------------------------------------------
Suntrust Banks, Inc.,
  6.375%, 4/1/11 ................................   $  1,000,000   $  1,021,039
TCW High Income Partners,
  6.804%, 8/24/13 ...............................      1,090,000      1,111,800
Transamerica Finance Corp.,
  7.25%, 8/15/02 ................................      1,000,000      1,035,211
Verizon Global Funding Corp.,
  6.75%, 12/1/05 ................................      1,000,000      1,064,974
Wells Fargo & Co.,
  7.25%, 08/24/05 ...............................      1,000,000      1,087,768
Westdeutsche Landesbank NY,
  6.05%, 1/15/09 ................................      1,000,000      1,020,617
                                                                    -----------
                                                                     47,330,804
                                                                    -----------

INDUSTRIAL - 6.84%
Delphi Auto Systems Corp.,
  6.50%, 5/1/09 .................................      1,000,000        974,538
News America Holdings,
  8.50%, 2/15/05 ................................      1,000,000      1,091,882
Northrop-Grumman Corp.,
  7.00%, 3/1/06 .................................      1,000,000      1,060,667
Paramount Communications,
  7.50%, 1/15/02 ................................      1,000,000      1,011,747
Pepsi Bottling Holdings,
  5.625%, 2/17/09 ...............................      1,000,000      1,008,087
Raytheon Co.,
  7.90%, 3/1/03 .................................      1,000,000      1,042,257
Safeway, Inc.,
  6.50%, 11/15/08 ...............................        825,000        857,836
Tele-Commun, Inc.,
  9.25%, 4/15/02 ................................      1,000,000      1,028,659
Time Warner, Inc.,
  7.48%, 1/15/08 ................................      1,000,000      1,080,505
TYCO International Group,
  5.875%, 11/1/04 ...............................      1,000,000      1,036,775
Tyson Foods, Inc.,
  6.75%, 6/1/05 .................................      1,000,000        992,889
Unilever Capital Corp.,
  6.875%, 11/1/05 ...............................      1,000,000      1,084,863
Union Pacific Corp.,
  7.25%, 11/1/08 ................................      1,000,000      1,072,157
United Technologies Corp.,
  7.125%, 11/15/10 ..............................      1,000,000      1,070,044
Viacom, Inc.,
  7.70%, 7/30/10 ................................      1,000,000      1,094,188
                                                                    -----------
                                                                     15,507,094
                                                                    -----------

OTHER - 10.14%
Atlantic Richfield Bpa,
  10.875%, 7/15/05 ..............................      1,000,000      1,213,756
Compaq Computer,
  7.45%, 8/1/02 .................................      1,000,000      1,024,394
Cox Communication, Inc.,
  7.50%, 8/15/04 ................................      1,000,000      1,067,328
DaimlerChrysler NA Holdings,
  7.125%, 4/10/03 ...............................      1,000,000      1,039,471
Deere & Co.,
  7.85%, 5/15/10 ................................      1,000,000      1,110,608
Duke Capital Corp.,
  7.50%, 10/1/09 ................................      1,000,000      1,080,138
EOP Operating LP,
  7.75%, 11/15/07 ...............................        350,000        383,648
Federated Department Stores,
  6.90%, 4/1/29 .................................      1,000,000        842,322
Goodyear Tire & Rubber,
  8.50%, 3/15/07 ................................      1,000,000      1,035,972
Hertz Corp.,
  7.00%, 7/1/04 .................................        850,000        895,488
Kroger Co.,
  7.45%, 3/1/08 .................................      1,000,000      1,077,021
Lockheed Martin Corp.
  7.25%, 5/15/06 ................................      1,137,000      1,232,167
Marriot International,
  6.875%, 11/15/05 ..............................      1,000,000      1,043,692
Motorola, Inc.,
  7.625%, 11/15/10 ..............................      1,000,000        988,345
Nortell Networks Ltd.,
  6.125%, 2/15/06 ...............................        700,000        546,511
Occidental Petroleum,
  7.375%, 11/15/08 ..............................      1,000,000      1,078,974
Phillips Petroleum,
  8.50%, 5/25/05 ................................      1,000,000      1,113,086
PP&L Capital Funding, Inc.,
  8.375%, 6/15/07 ...............................      1,000,000      1,109,595
Sears Roebuck Acceptance,
  6.00%, 3/20/03 ................................      1,000,000      1,027,461
Sprint Capital Corp.,
  6.875%, 11/15/28 ..............................      1,000,000        900,105
TRW, Inc.,
  6.50%, 6/1/02 .................................      1,000,000      1,012,599
Vodafone Airtouch Group PLC,
  7.75%, 2/15/10 ................................      1,000,000      1,094,286
Wal-Mart Stores,
  6.875%, 8/10/09 ...............................      1,000,000      1,082,807
                                                                    -----------
                                                                     22,999,774
                                                                    -----------

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       15

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2001

PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                                         PRINCIPAL      MARKET
CORPORATE DEBT (CONTINUED)                                 AMOUNT       VALUE
--------------------------------------------------------------------------------

UTILITIES - 6.07%
British Telecom PLC,
  7.625%, 12/15/05 ...................................  $ 1,000,000  $ 1,080,717
  8.125%, 12/15/10 ...................................    1,000,000    1,107,913
Clear Channel Communications,
  7.25%, 9/15/03 .....................................    1,000,000    1,053,088
Coastal Corp.,
  7.75%, 6/15/10 .....................................    1,000,000    1,049,478
Conoco, Inc.,
  6.35%, 4/15/09 .....................................    1,000,000    1,009,080
Dynegy Holdings, Inc.,
  8.125%, 3/15/05 ....................................    1,000,000    1,086,464
France Telecom,
  7.75%, 3/1/11 ......................................    1,000,000    1,061,800
GTE California, Inc.,
  5.50%, 1/15/09 .....................................    1,000,000      976,490
Keyspan Corp.,
  8.00%, 11/15/30 ....................................      400,000      440,304
MCI Worldcom, Inc.,
  6.95%, 8/15/06 .....................................    1,000,000    1,036,121
Nigara Mohawk Power,
  7.75%, 10/1/08 .....................................    1,000,000    1,070,693
Progress Energy, Inc.,
  6.75%, 3/1/06 ......................................      335,000      355,501
Southern Carolina Electric & Gas,
  7.50%, 6/15/05 .....................................    1,000,000    1,084,453
Tosco Corp.,
  7.625%, 5/15/06 ....................................    1,250,000    1,363,464
                                                                     -----------
                                                                      13,775,566

TOTAL CORPORATE DEBT
  (Cost $93,148,646) .................................                99,613,238
                                                                     -----------

FOREIGN DEBT - 1.60%
Corp Andina de Fomento,
  7.75%, 3/1/04 ......................................    1,000,000    1,072,471
Hanson Overseas B.V.,
  7.375%, 1/15/03 ....................................    1,000,000    1,038,206
HSBC Holding PLC,
  7.50%, 7/15/09 .....................................    1,000,000    1,097,700
Koninklijke Kpn NV,
  7.50%, 10/1/05 .....................................      500,000      410,060

TOTAL FOREIGN DEBT
  (Cost $3,497,893) ..................................                 3,618,437
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.29%
Bank of America Mortgage Securities,
  5.90%, 4/25/29 .....................................  $ 3,000,000  $ 3,077,640
Bear Stearns Commercial
  Mortgage Securities,
  7.64%, 2/15/09 .....................................      107,864      118,188
  7.78%, 2/15/22 .....................................    2,000,000    2,251,225
  7.11%, 10/15/32 ....................................      944,742    1,019,408
Chase Mortgage Finance Corp.,
  6.75%, 8/25/29 .....................................    3,000,000    3,099,000
Citigroup Mortgage Securities, Inc.,
  6.50%, 7/25/28 .....................................    3,000,000    3,083,862
Credit Suisse First Boston,
  6.238%, 11/15/09 ...................................    2,000,000    2,091,028
First Union-Lehman Brothers-Bank
  of America,
  6.28%, 6/18/07 .....................................      320,210      335,967
First Union National Bank
  Commercial Mortgage,
  7.184%, 12/15/31 ...................................    1,130,614    1,218,388
GE Capital Mortgage Services, Inc.,
  7.00%, 5/25/24 .....................................      460,000      475,851
  6.00%, 7/25/29 .....................................      718,652      721,901
LB Commercial Conduit Mortgage Trust,
  6.41%, 6/15/31 .....................................    2,795,311    2,944,619
LB-UBS Commercial Mortgage Trust,
  7.95%, 7/15/09 .....................................    2,424,402    2,687,011
Morgan Stanley Capital I,
  6.76%, 3/15/32 .....................................    2,372,053    2,521,722
Norwest Asset Securities Corp.,
  6.75%, 8/25/29 .....................................      826,460      836,460
PNC Mortgage Acceptance Corp.,
  7.52%, 7/15/08 .....................................    1,861,875    2,033,897
Residential Funding Mortgage Securities I,
  6.75%, 4/25/29 .....................................      772,834      786,660
  7.10%, 12/25/29 ....................................    3,000,000    3,078,240
Vendee Mortgage Trust,
  7.50%, 8/15/17 .....................................       28,743       28,901
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $29,952,923) .................................                32,409,968
                                                                     -----------
                            See accompanying notes.
--------------------------------------------------------------------------------
                                       16

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2001

PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 11.57%
FGLMC GOLD,
  7.50%, 10/1/24 .............................      $ 3,570,211     $  3,751,365
  8.00%, 3/1/27 ..............................          667,683          706,160
FNCL,
  8.00%, 5/1/25 ..............................        2,945,100        3,085,912
  8.00%, 9/1/26 ..............................        1,603,694        1,680,370
  7.50%, 7/1/27 ..............................        1,387,243        1,441,634
  8.00%, 9/1/27 ..............................        3,747,841        3,927,033
  7.50%, 9/1/27 ..............................        4,078,220        4,238,119
  6.50%, 9/1/28 ..............................          794,506          812,997
  6.50%, 10/1/28 .............................          872,951          893,267
  6.50%, 12/1/28 .............................          855,498          875,408
FNMA,
  7.369%, 1/17/13 ............................        4,526,456        4,845,625
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $25,052,250) .........................                        26,257,890
                                                                    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.93%
FHLB,
  6.875%, 7/18/02 ............................        1,000,000        1,034,725
FHLMC,
  6.25%, 7/15/04 .............................        1,000,000        1,071,516
                                                                    ------------
TOTAL U.S. GOVERNMENT &
    AGENCY OBLIGATIONS
  (Cost $1,980,536) ..........................                         2,106,241
                                                                    ------------
U.S. TREASURY SECURITIES - 2.98%
U.S. Treasury Notes,
  2.75%, 9/30/03 .............................           2,150,000     2,144,961
  4.625%, 5/15/06 ............................           4,150,000     4,296,545
  5.75%, 8/15/10 .............................             300,000       325,031
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES
  (Cost $6,764,462) ..........................                         6,766,537
                                                                    ------------
SHORT-TERM INSTRUMENTS - 0.54%
U.S. TREASURY BILL - 0.54%
U.S. Treasury Bill,
  3.28%, 10/18/01 ............................           1,225,000     1,222,850
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS
  (Cost $1,222,850) ..........................                         1,222,850
                                                                    ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
  (Cost $185,425,683) ........................                       197,277,936
                                                                    ------------


                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES - 18.38%
Cash Management Institutional Fund, ................   31,835,331   $31,835,330
Deutsche High Yield Bond Fund ......................    1,387,958     9,854,501
                                                                   ------------

TOTAL INVESTMENTS IN AFFILIATED
  INVESTMENT COMPANIES
  (Cost $41,835,330) ...............................                 41,689,831
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $227,261,014)(2) (105.36% ..................               $238,967,767
                                                                   ------------
WRAPPER AGREEMENTS(1)
Bank of America NT & SA, ...........................                 (3,043,173)
Transamerica Life Insurance & Annuity Co., .........                 (3,170,813)
Caisse des Depots et Consignations, ................                 (3,882,138)
                                                                   ------------
TOTAL WRAPPER AGREEMENTS (4.45%) ...................                (10,096,124)
                                                                   ------------
LIABILITY IN EXCESS
OF OTHER ASSETS  ...................................      (0.91%)    (2,068,651)
NET ASSETS - .......................................     100.00%   $226,802,992
                                                         ======    ============


(1)Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.
(2) Also aggregate cost for federal tax purposes.

The following abbreviations are used in portfolio descriptions:
FGLMC - Federal Government Loan Mortgage Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FNCL - Federal National Mortgage Association Class Loan

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES September 30, 2001
--------------------------------------------------------------------------------

ASSETS
  Investment in unaffiliated issuers at value (cost $185,425,683) ............. $197,277,936
                                                                                ------------
  Investment in affiliated investment companies, at value
   (cost of $41,835,330) ......................................................   41,689,831
  Interest receivable(1) ......................................................    2,460,042
  Receivable for securities sold ..............................................    1,996,714
  Variation margin receivable .................................................       60,940
  Prepaid expenses and other ..................................................       33,438
  Foreign cash(2) .............................................................      114,568
                                                                                ------------
TOTAL ASSETS .................................................................. $243,633,469

LIABILITIES
  Wrapper agreements...........................................................   10,096,124
  Payable for securities purchased ............................................    6,240,762
  Due to advisor ..............................................................      263,325
  Unrealized depreciation on forward foreign currency contracts ...............       78,719
  Accrued expenses and other ..................................................      151,547
                                                                                ------------
Total liabilities .............................................................   16,830,477
                                                                                ------------
NET ASSETS .................................................................... $226,802,992
                                                                                ============

(1)Includes $79,221 from the Portfolio's investment in affiliated investment companies.
(2)Foreign cash has a cost basis of $118,810.
--------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS For the year ended September 30, 2001

INVESTMENT INCOME:
  Dividends from affiliated investment companies .............................. $    996,771
  Interest ....................................................................   13,474,296
  Credited rate interest ......................................................      214,338
                                                                                ------------
Total investment income .......................................................   14,685,405
                                                                                ------------
EXPENSES:
  Advisory fees ...............................................................    1,400,942
  Wrapper fees ................................................................      442,362
  Administration and services fees ............................................      102,258
  Professional fees ...........................................................       55,082
  Registration fees ...........................................................       11,699
  Trustees fees ...............................................................        9,877
  Miscellaneous ...............................................................       38,218
                                                                                ------------
Total expenses ................................................................    2,060,438
Less: Fee waivers or expense reimbursements ...................................     (427,358)
                                                                                ------------
    Net expenses ..............................................................    1,633,080
                                                                                ------------
NET INVESTMENT INCOME .........................................................   13,052,325
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
  AND WRAPPER AGREEMENTS
    Net realized gain (loss) from:
     Investments transactions .................................................      809,819
     Foreign currency transactions ............................................      775,887
     Futures transactions .....................................................   (2,229,305)
     Forward foreign currency transactions ....................................     (404,161)
    Net change in unrealized appreciation/depreciation
    on investment and foreign currencies ......................................    9,704,317
    Net change in unrealized appreciation/depreciation
    on wrapper agreements .....................................................   (8,656,557)
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
  AND WRAPPER AGREEMENTS ......................................................          --
                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................................... $ 13,052,325
                                                                                ============

                        See notes to financial statements
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE                  FOR THE
                                                                                    YEAR ENDED              YEAR ENDED
                                                                                SEPTEMBER 30, 2001      SEPTEMBER 30, 2000
                                                                               -------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Net investment income ........................................................  $ 13,052,325             $  7,962,226
  Net realized gain (loss) from investment and foreign currency transactions ...    (1,047,760)                  54,753
  Net change in unrealized appreciation/depreciation on investments
    and foreign currencies .....................................................     9,704,317                2,575,837
  Net change in unrealized appreciation/depreciation on wrapper agreements .....    (8,656,557)              (2,630,590)
                                                                                  ------------             ------------
Net increase in net assets from operations .....................................    13,052,325                7,962,226
                                                                                  ------------             ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from capital invested ...............................................    88,264,998              186,286,635
  Value of capital withdrawn ...................................................   (75,664,804)             (19,193,385)
                                                                                  ------------             ------------
Net increase in net assets from capital transactions
  in shares of beneficial interest .............................................    12,600,194              167,093,250
                                                                                  ------------             ------------
TOTAL INCREASE IN NET ASSETS ...................................................    25,652,519              175,055,476
NET ASSETS
  Beginning of year ............................................................   201,150,473               26,094,997
                                                                                  ------------             ------------
  End of year ..................................................................  $226,802,992             $201,150,473
                                                                                  ============             ============



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.

                                                                                 FOR THE PERIOD
                                             FOR THE            FOR THE        DECEMBER 23, 1998(1)
                                            YEAR ENDED         YEAR ENDED           THROUGH
                                          SEPT. 30, 2001     SEPT. 30, 2000       SEPT. 30, 1999
                                          --------------    ---------------    --------------------
SUPPLEMENTAL DATA AND RATIOS
Net Assets, End of Period (000s omitted)      $226,803           $201,150          $26,095
Ratios to Average Net Assets
 Net Investment Income .................          6.37%              7.33%            6.47%(2)
 Expenses After Waivers ................          0.80%              0.35%            0.49%(2)
 Expenses Before Waivers ...............          1.01%              0.99%            1.41%(2)
Portfolio Turnover Rate ................            13%                 0%(3)          149%

(1)Commencement of Operations.
(2)Annualized.
(3)Less than 1%.

                        See notes to financial statements
--------------------------------------------------------------------------------
                                       19

================================================================================
PRESERVATIONPLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The BT Investment Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio Trust was organized on March 27, 1993 as an unincorporated trust under the laws of New York. The PreservationPlus Income Portfolio (the "Portfolio"), one of the series of the Portfolio Trust, began operations on December 23, 1998.

B. VALUATION OF SECURITIES
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The credited rate interest is accrued daily and represents the difference between the actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the book value of the covered assets multiplied by the crediting rate as determined pursuant to the Wrapper Agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into "TBA" (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required in the financial statements.

--------------------------------------------------------------------------------
                                       20

================================================================================
PRESERVATIONPLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

J. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

As of April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.70% of the Portfolio's average daily net assets, less advisory fees paid for the pro-rata amount due to investment in Cash Management Fund Institutional. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio pursuant to an Advisory Agreement.

The Portfolio has entered into an Administration and Services Agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Investment Company Capital Corp. provides administrative services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Prior to July 1, 2001, Bankers Trust Company served as administrator to the Portfolio. Bankers Trust Company continues to serve as custodian to the Portfolio.

The Portfolio may invest in Cash Management Fund Institutional (`Cash Management'), an open-end management investment company managed by DeAM, Inc. Prior to April 20, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Deutsche High Yield Bond Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Deutsche High Yield Bond Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2001, were $55,708,540 and $24,201,445, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 2001, was $227,261,014. The aggregate gross unrealized appreciation for all investments at September 30, 2001, was $12,137,208, and the aggregate gross unrealized depreciation for all investments was $430,455.

NOTE 4 -- LINE OF CREDIT AGREEMENT

The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for the Portfolio under the credit facility for the year ended September 30, 2001.

NOTE 5 -- WRAPPER AGREEMENTS

The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions (`Wrapper Providers'). A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations may result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

--------------------------------------------------------------------------------

================================================================================
PRESERVATIONPLUS INCOME PORTFOLIO


NOTE 5 -- FUTURES CONTRACTS

A summary of obligations under these financial instruments at September 30, 2001 is as follows:

                                                                                                   UNREALIZED
                                                                                                  APPRECIATION
TYPES OF FUTURES                       EXPIRATION    CONTRACTS     POSITION      MARKET VALUE    (DEPRECIATION)
----------------                       ----------    ---------     --------      ------------    --------------
Topix Index Futures                     12/14/01         (6)         Short       $  (511,206)         (5,786)
S & P 500 Index Futures                 12/20/01         (5)         Short        (1,304,625)         (4,593)
FTSE 100 Index Futures                  12/24/01         21          Long          1,517,107          29,540
US Treasury Notes Futures               12/21/01         68          Long          7,397,108         192,007
DAX Index Futures                       12/19/01          4          Long            392,654          10,188
Toronto Stock Exchange 60 Futures       12/21/01         55          Long          2,781,143         (21,507)
Canadian 10 Year Bond Futures           12/19/01        177          Long         11,686,385         107,884
Australian Ordinary Futures             01/01/02         (2)         Short           (75,728)         (1,051)
CAC 40 Euro Futures                     11/01/01        (11)         Short          (409,429)        (31,780)
Long Gilt Futures                       12/28/01        (44)         Short        (7,420,525)          8,249
Euro-Bond Futures                       12/07/01        (50)         Short        (4,947,448)        (35,097)
Japanese Bond Futures                   12/12/01         (2)         Short        (2,341,979)            652
Australian 10 Year Bond Futures         12/18/01       (136)         Short        (6,907,923)         82,457
--------------------------------------------------------------------------------------------------------------
Total                                                    69                      $  (144,466)       $331,163
--------------------------------------------------------------------------------------------------------------

The use of futures contracts involves elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The "market value" presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

NOTE 6 -- FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2001, the Portfolio had the following open forward foreign currency contracts:

                                                                                                       NET UNREALIZED
                                                                                         CONTRACT       APPRECIATION
CONTRACTS                                        IN EXCHANGE FOR   SETTLEMENT DATE      VALUE (US$)  (DEPRECIATION)(US$)
------------------------------------------------------------------------------------------------------------------------
PURCHASES
------------------------------------------------------------------------------------------------------------------------
Australian Dollar       10,557,000     US Dollar    5,504,103         10/04/01           5,209,911        $(294,192)
Canadian Dollar            124,000     US Dollar       79,535         10/03/01              78,495           (1,040)
Swiss Franc              4,239,000     US Dollar    2,493,940         10/04/01           2,622,300          128,360
Euro Dollar              1,554,000     US Dollar    1,379,797         10/04/01           1,415,248           35,451
British Pound            5,877,000     US Dollar    8,507,251         10/04/01           8,637,439          130,187
------------------------------------------------------------------------------------------------------------------------
                                                                         Total Unrealized Depreciation    $  (1,234)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
SELLS
------------------------------------------------------------------------------------------------------------------------
Japanese Yen        (1,208,449,000)    US Dollar  (10,066,466)        10/04/01         (10,143,950)       $ (77,485)
------------------------------------------------------------------------------------------------------------------------
                                                                         Total Unrealized Depreciation    $ (77,485)
------------------------------------------------------------------------------------------------------------------------
                                                                     Total Net Unrealized Depreciation    $ (78,719)
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

================================================================================
PRESERVATIONPLUS INCOME PORTFOLIO

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
BT INVESTMENT PORTFOLIOS --
PRESERVATIONPLUS INCOME PORTFOLIO

We have audited the accompanying statement of assets and liabilities of PreservationPlus Income Portfolio (the `Portfolio') as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 23, 1998 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Income Portfolio at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period December 23, 1998 (commencement of operations) through September 30, 1999, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
October 26, 2001



--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

THE SECURITY GROUP OF MUTUAL FUNDS

Security Growth and Income Fund
Security Equity Fund
   - Equity Series
   - Global Series
   - Total Return Series
   - Social Awareness Series
   - Value Series
   - Small Company Series
   - Enhanced Index Series
   - International Series
   - Select 25 Series
   - Large Cap Growth Series
   - Technology Series
Security Ultra Fund
Security Income Fund
   - Diversified Income Series
   - High Yield Series
   - Capital Preservation Series
Security Municipal Bond Fund
Security Cash Fund


SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, Chairman of the Board
James R. Schmank, President
Steven M. Bowser, Vice President
Thomas A. Swank, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer
Jana Selley, Compliance Officer


This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.


------------------------------------------                      ----------------
[SECURITY                                                     |   PRESORTED    |
 DISTRIBUTORS, SECURITY DISTRIBUTORS, INC.                    |    STANDARD    |
 INC. LOGO]                                                   |  U.S. POSTAGE  |
------------------------------------------                    |      PAID      |
                                                              |   TOPEKA, KS   |
700 SW Harrison St.                                           | PERMIT NO. 428 |
Topeka, KS 66636-0001                                          ----------------








SDI 803 (R9-01)                                                      46-08032-00